Business segment information - Summary of components of segment sales and financial services revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Total sales and financial services revenue	¥ 12,957,064	¥ 13,020,768	¥ 10,974,373
Game & Network Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	4,670,044	4,267,734	3,644,598
Music [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,842,604	1,618,958	1,380,632
Pictures [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,505,944	1,493,050	1,369,422
Entertainment, Technology & Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	2,409,275	2,453,718	2,476,025
Imaging & Sensing Solutions [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,799,005	1,602,738	1,402,187
Financial Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	931,400	1,769,954	889,082
All Other [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	96,333	89,370	87,623
Corporate and elimination [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	(297,541)	(274,754)	(275,196)
Customer [member] | Game & Network Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	4,543,571	4,172,994	3,538,533
Customer [member] | Music [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,820,263	1,594,955	1,364,815
Customer [member] | Pictures [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,498,534	1,486,717	1,364,887
Customer [member] | Entertainment, Technology & Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	2,362,838	2,414,946	2,436,739
Customer [member] | Imaging & Sensing Solutions [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,712,534	1,503,906	1,301,481
Customer [member] | Financial Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	922,147	1,760,731	878,532
Customer [member] | All Other [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	82,477	75,784	72,338
Intersegment [member] | Game & Network Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	126,473	94,740	106,065
Intersegment [member] | Music [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	22,341	24,003	15,817
Intersegment [member] | Pictures [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	7,410	6,333	4,535
Intersegment [member] | Entertainment, Technology & Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	46,437	38,772	39,286
Intersegment [member] | Imaging & Sensing Solutions [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	86,471	98,832	100,706
Intersegment [member] | Financial Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	9,253	9,223	10,550
Intersegment [member] | All Other [member]
Disclosure of operating segments [line items]
Total sales and financial services revenue	¥ 13,856	¥ 13,586	¥ 15,285